Operating expenses (Tables)	9 Months Ended
Sep. 30, 2025
Expenses by nature [abstract]
Disclosure of expenses by nature

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Personnel costs	448	1,256	1,901	2,217
Consulting and professional fees	270	568	2,363	952
Other sales and marketing expenses	135	14	819	203
Sales & Marketing	853	1,838	5,082	3,372
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Sub-contracting, studies and research	33,271	28,017	80,553	87,309
Personnel costs	4,868	23,528	14,659	34,835
Consulting and professional fees	4,156	3,029	9,644	8,877
Intellectual property fees	493	443	1,434	920
Other research and development expenses	497	399	1,646	1,421
Research and development expenses	43,286	55,416	107,936	133,362

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Personnel costs	4,051	21,042	15,483	31,588
Consulting and professional fees	2,229	3,542	6,077	7,245
Other general and administrative expenses	1,095	917	3,746	2,971
General and administrative expenses	7,375	25,500	25,306	41,803